Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Small-Cap Stock Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
T. Rowe Price Small-Cap Stock Fund, Inc. - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
T. Rowe Price Small-Cap Stock Fund, Inc. - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
T. Rowe Price Small-Cap Stock Fund, Inc. - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0